Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of Contract Assets, Contract Liabilities and Contract Costs Recognized - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2023
Schedule Of Contract Assets Contract Liabilities And Contract Costs Recognized Abstract
Accounts receivable, net, Balance at Beginning of Period		$ 41,752
Accounts receivable, net, Change	$ 868	(6,643)
Accounts receivable, net, December 31	35,977	35,109	$ 32,454
Deferred revenues, Balance at Beginning of Period		6,398
Deferred revenues, Change	(100)	(638)
Deferred revenues, December 31	5,660	5,760	6,448
Customer deposits, Balance at Beginning of Period		531
Customer deposits, Change	(1,086)	1,616
Customer deposits, December 31	1,061	2,147	635
Costs to obtain and fulfill a contract, Balance at Beginning of Period	44	107	$ 7
Costs to obtain and fulfill a contract, Change	(16)	(47)
Costs to obtain and fulfill a contract, December 31	$ 44	$ 60